THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated May 16, 2008

to the Prospectus dated April 1, 2008

The following information supplements and supersedes any information to the contrary relating to Managers Special Equity Fund (the “Fund”), a series of The Managers Funds, contained in the Fund’s Prospectus dated April 1, 2008 (the “Prospectus”).

Effective immediately, the table titled “Annual Fund Operating Expenses (expenses that are deducted from Fund assets)” on page 5 of the Prospectus has been supplemented with the following footnote to the line items titled “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses,” and the subsequent footnotes have been renumbered accordingly:

[2]

Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses have been restated to exclude historical expenses associated with the Fund’s investments in two business development companies, or BDCs, because the Fund no longer owns these investments and does not currently intend to invest in BDCs in the future. Expenses associated with the Fund’s investments in BDCs are considered indirect expenses borne by the Fund. If these expenses had been included, Acquired Fund Fees and Expenses would have been 0.05% for both Managers Class and Institutional Class shares and Total Annual Fund Operating Expenses would have been 1.51% and 1.28% for Managers Class and Institutional Class shares, respectively.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated May 16, 2008

to the Prospectus dated April 1, 2008

The following information supplements and supersedes any information to the contrary relating to Managers Special Equity Fund (the “Fund”), a series of The Managers Funds, contained in the Fund’s Prospectus dated April 1, 2008 (the “Prospectus”).

Effective immediately, the table titled “Annual Fund Operating Expenses (expenses that are deducted from Fund assets)” on page 19 of the Prospectus has been supplemented with the following footnote to the line items titled “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses,” and the subsequent footnotes have been renumbered accordingly:

[2]

Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses have been restated to exclude historical expenses associated with the Fund’s investments in two business development companies, or BDCs, because the Fund no longer owns these investments and does not currently intend to invest in BDCs in the future. Expenses associated with the Fund’s investments in BDCs are considered indirect expenses borne by the Fund. If these expenses had been included, Acquired Fund Fees and Expenses would have been 0.05% and Total Annual Fund Operating Expenses would have been 1.51%.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE